UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2012

Check here if Amendment [  ];               Amendment Number:1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Braver Wealth Management, LLC
Address: 117 Kendrick Street, Suite 800
         Needham, MA 02494

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David D'Amico
Title: President
Phone: 617-969-0223

Signature, Place, and Date of Signing:


  David D'Amico                Needham, MA           February 7,2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              66
                                                  -----------------------

Form 13F Information Table Value Total:              209299(x1000)
                                                  -----------------------


List of Other Included Managers:

                          Braver Wealth Management, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
AT&T INC COM                         COM     00206R102       1200    35622SH              SOLE                   4320         31302
ABBOTT LABS COM                      COM       2824100       1336    20695SH              SOLE                   2200         18495
ABIOMED INC COM                      COM       3654100        171    12700SH              SOLE                                12700
APPLE INC COM                        COM      37833100       1820     3420SH              SOLE                    341          3079
APPLIED MATLS INC COM                COM      38222105       1138    99458SH              SOLE                   4575         94883
BLACKROCK INC COM                    COM     09247X101       1105     5345SH              SOLE                                 5345
BRISTOL MYERS SQUIBB CO COM          COM     110122108       1066    32713SH              SOLE                   3950         28763
CHEVRON CORP NEW COM                 COM     166764100        962     8900SH              SOLE                    990          7910
CISCO SYS INC COM                    COM     17275R102       1310    66663SH              SOLE                   6000         60663
CLIFFS NATURAL RESOURCES INC         COM     18683K101        793    20559SH              SOLE                   2300         18259
CONOCOPHILLIPS COM                   COM     20825C104        926    15963SH              SOLE                   1750         14213
DARDEN RESTAURANTS INC COM           COM     237194105        921    20439SH              SOLE                   2600         17839
DU PONT E I DE NEMOURS & CO          COM     263534109       1070    23787SH              SOLE                   1100         22687
EATON CORP COM DELETED               COM     278058102       1095    20209SH              SOLE                   2420         17789
EXELON CORP COM                      COM     30161N101        732    24625SH              SOLE                   2850         21775
EXXON MOBIL CORP COM                 COM     30231G102       1196    13814SH              SOLE                   1450         12364
FEDERATED INVS INC PA CL B           COM     314211103        928    45857SH              SOLE                   6800         39057
FIFTH THIRD BANCORP COM              COM     316773100       1137    74826SH              SOLE                   9000         65826
GENERAL ELECTRIC CO COM              COM     369604103        200     9511SH              SOLE                   6400          3111
GOLD FIELDS LTD NEW SPONS ADR        ADR     38059T106        957    76620SH              SOLE                                76620
INTEL CORP COM                       COM     458140100       1947    94409SH              SOLE                  10670         83739
ISHARES TR BARCLYS TIPS BD           COM     464287176       2448    20165SH              SOLE                                20165
ISHARES TR CORE S&P500 ETF           COM     464287200      43687   305206SH              SOLE                               305206
ISHARES TR CORE TOTUSBD ETF          COM     464287226      18361   165296SH              SOLE                               165296
ISHARES TR MSCI EMERG MKT            COM     464287234       4294    96822SH              SOLE                                96822
ISHARES TR IBOXX INV CPBD            COM     464287242       6260    51742SH              SOLE                                51742
ISHARES TR BARCLYS 20+ YR            COM     464287432       3436    28353SH              SOLE                                28353
ISHARES TR MSCI EAFE INDEX           COM     464287465       8815   155023SH              SOLE                               155023
ISHARES TR RUSSELL MIDCAP            COM     464287499       1132    10007SH              SOLE                                10007
ISHARES TR CORE S&P MCP ETF          COM     464287507       6426    63188SH              SOLE                                63188
ISHARES TR PHLX SOX SEMICND          COM     464287523        418     8027SH              SOLE                                 8027
ISHARES TR S&P NA MULTIMD            COM     464287531        496    17636SH              SOLE                                17636
ISHARES TR RUSSELL1000VAL            COM     464287598       3116    42796SH              SOLE                   6775         36021
ISHARES TR RUSL 2000 VALU            COM     464287630       3275    43375SH              SOLE                   6817         36558
ISHARES TR RUSL 2000 GROW            COM     464287648       3098    32500SH              SOLE                   5118         27382
ISHARES TR RUSSELL 2000              COM     464287655        387     4592SH              SOLE                                 4592
ISHARES TR DJ US TECH SEC            COM     464287721       3614    51098SH              SOLE                                51098
ISHARES TR DJ US FINL SEC            COM     464287788       1251    20613SH              SOLE                                20613
ISHARES TR CORE S&P SCP ETF          COM     464287804       5471    70052SH              SOLE                                70052
ISHARES TR HIGH YLD CORP             COM     464288513       2151    23044SH              SOLE                                23044
JOHNSON & JOHNSON COM                COM     478160104       1293    18452SH              SOLE                   2110         16342
LILLY ELI & CO COM                   COM     532457108        483     9798SH              SOLE                   1400          8398
LINEAR TECHNOLOGY CORP COM           COM     535678106       1012    29508SH              SOLE                   3875         25633
MARKET VECTORS ETF TR GOLD MINER     COM     57060U100       3595    77504SH              SOLE                                77504
MERCK & CO INC NEW COM               COM     58933Y105       1011    24699SH              SOLE                   3200         21499
MICROSOFT CORP COM                   COM     594918104       1837    68773SH              SOLE                   6800         61973
PFIZER INC COM                       COM     717081103       1196    47679SH              SOLE                   5800         41879
POWERSHARES QQQ TRUST UNIT SER 1     COM     73935A104       2104    32309SH              SOLE                   7527         24782
POWERSH ETF TRUST CLEANTECH PORT     COM     73935X278        310    13400SH              SOLE                                13400
REGENERON PHARMACEUTICALS COM        COM     75886F107        239     1400SH              SOLE                                 1400
SPDR S&P 500 ETF TR TR UNIT          COM     78462F103      22540   158274SH              SOLE                               158274
SPDR GOLD TRUST GOLD SHS             COM     78463V107       3019    18631SH              SOLE                                18631
SPDR INDEX SHS FDS S&P WRLD EX US    COM     78463X889       1146    45227SH              SOLE                                45227
SPDR SERIES TRUST BRCLYS INTL ETF    COM     78464A516       4284    70219SH              SOLE                                70219
SPDR SERIES TRUST DJ REIT ETF        COM     78464A607       2563    35122SH              SOLE                                35122
SPDR SERIES TRUST S&P DIVID ETF      COM     78464A763        424     7291SH              SOLE                                 7291
SELECT SECT SPDR TR SBI HLTHCRE      COM     81369Y209       7125   178658SH              SOLE                               178658
SELECT SECT SPDR TR SBI INTFINL      COM     81369Y605       7996   484034SH              SOLE                  29665        454369
SELECT SECT SPDR TR SBI INTUTILS     COM     81369Y886       2421    69331SH              SOLE                                69331
VANGUARD SPECLZD PORTFL DIV APP      COM     921908844        244     4103SH              SOLE                                 4103
VGD TAX MNGED INTL FD MSCI EAFE      COM     921943858        276     6150SH              SOLE                                 6150
VGD INTL EQTY F MSCI EMR MKT ETF     COM     922042858        821    23307SH              SOLE                                23307
VANGUARD INDEX FDS TOT STK MKT       COM     922908769        205     2802SH              SOLE                                 2802
WAL-MART STORES INC COM              COM     931142103        481     7054SH              SOLE                                 7054
WALGREEN CO COM                      COM     931422109       1251    33791SH              SOLE                   3800         29991
WELLS FARGO & CO NEW COM             COM     949746101       1277    37356SH              SOLE                   3770         33586
